Deed of Cross Guarantee - Summary of Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current assets
Cash and cash equivalents	$ 15,613	$ 15,871	$ 14,153
Trade and other receivables	3,462	3,096
Inventories	3,840	3,764
Total current assets	23,373	35,130
Non-current assets
Trade and other receivables	313	180
Inventories	768	1,141
Property, plant and equipment	68,041	67,182	80,497
Intangible assets	675	778	3,968
Deferred tax assets	3,764	4,041
Total non-current assets	77,488	76,863	95,950
Total assets	100,861	111,993	117,006
Current liabilities
Trade and other payables	6,717	5,977
Interest bearing liabilities	1,661	2,736
Current tax payable	1,546	1,773
Provisions	2,175	2,025
Deferred income	113	118
Total current liabilities	12,339	13,989
Non-current liabilities
Trade and other payables	5	3
Interest bearing liabilities	23,167	24,069
Non-current tax payable	187	137
Deferred tax liabilities	3,234	3,472
Provisions	8,928	8,223
Deferred income	281	337
Total non-current liabilities	36,698	37,334
Total liabilities	49,037	51,323	54,280
Net assets	51,824	60,670
EQUITY
Treasury shares	(32)	(5)
Reserves	2,285	2,290	2,400
Retained earnings	42,819	51,064
Total equity	51,824	60,670	62,726	$ 60,071
BHP Group Limited [member]
EQUITY
Share capital - BHP Group Limited	1,111	1,186
Deed of Cross Guarantee [member]
Current assets
Cash and cash equivalents	13	2
Trade and other receivables	4,875	3,977
Loans to related parties	4,255	16,730
Inventories	1,677	1,649
Other	92	90
Total current assets	10,912	22,448
Non-current assets
Trade and other receivables	40	73
Loans to related parties		151
Inventories	326	323
Property, plant and equipment	31,508	31,009
Intangible assets	362	444
Investments in Group companies	33,123	27,354
Deferred tax assets	442	329
Other	59	68
Total non-current assets	65,860	59,751
Total assets	76,772	82,199
Current liabilities
Trade and other payables	4,790	3,425
Loans from related parties	13,682	15,719
Interest bearing liabilities	104	115
Current tax payable	694	1,053
Provisions	889	952
Deferred income	6	6
Total current liabilities	20,165	21,270
Non-current liabilities
Trade and other payables	8	3
Loans from related parties	7,689	7,870
Interest bearing liabilities	143	191
Non-current tax payable	75
Deferred tax liabilities	542	573
Provisions	2,136	2,475
Deferred income	14	18
Total non-current liabilities	10,607	11,130
Total liabilities	30,772	32,400
Net assets	46,000	49,799
EQUITY
Treasury shares	(31)	(5)
Reserves	197	176
Retained earnings	44,723	48,442	$ 45,979
Total equity	46,000	49,799
Deed of Cross Guarantee [member] | BHP Group Limited [member]
EQUITY
Share capital - BHP Group Limited	$ 1,111	$ 1,186